INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Domestic statutory tax rate (in percent)	26.70%	26.80%	26.90%
Income taxes at domestic statutory tax rate	$ 187.8	$ 236.9	$ 142.5
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(1.2)	(48.5)	1.0
Change in benefit arising from the recognition of current and prior year tax losses (note 6 and 30)	(18.5)	(47.0)	(0.5)
Non-deductible impairment of goodwill		0.4	10.8
Change in deferred tax balances due to a change in substantively enacted tax rates			(6.4)
Effect of tax consolidation transactions with the parent corporation			(0.3)
Other	(1.5)	(0.6)	(3.8)
Income taxes	$ 166.6	$ 141.2	$ 143.3